Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	$ 65,657	$ 53,230
Other deferred income tax assets	3,656	4,133
Valuation allowance for french activities	(64,356)	(57,105)
Net deferred income tax assets	4,957	258
Deferred income tax liabilities	(19,086)	(258)
Deferred income taxes, net	$ (14,130)	$ 0